Insurance - Reconciliation of Life Insurance Policyholder Liabilities (Detail) - Life insurance contracts [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Gross amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	$ 11,522	$ 12,817
New and in-force policies	552	(1,288)
Changes in assumption and methodology	(99)	(6)
Net change in investment contracts	(3)	(1)
Balances, at end of period	11,972	11,522
Reinsurers' share of amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	902	861
New and in-force policies	30	(130)
Changes in assumption and methodology	36	171
Balances, at end of period	968	902
Net Amounts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	10,620	11,956
New and in-force policies	522	(1,158)
Changes in assumption and methodology	(135)	(177)
Net change in investment contracts	(3)	(1)
Balances, at end of period	$ 11,004	$ 10,620